THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0% **	Shares	Value

COMMUNICATION SERVICES — 8.4%
Alphabet, Cl A *	10,572	$15,730,607
Alphabet, Cl C *	25,288	37,501,093
Comcast, Cl A	451,821	19,337,939
T-Mobile US *	241,315	25,912,405
Walt Disney *	95,764	11,198,642

		109,680,686

CONSUMER DISCRETIONARY — 13.1%
Amazon.com *	30,671	97,063,900
Dollar General	108,797	20,714,949
Home Depot	97,829	25,972,621
TJX *	357,434	18,582,994
VF	163,596	9,874,655

		172,209,119

CONSUMER STAPLES — 3.0%
Mondelez International, Cl A	327,410	18,167,981
PepsiCo	151,816	20,898,990

		39,066,971

ENERGY — 1.5%
Chevron	121,170	10,171,010
Pioneer Natural Resources	93,185	9,031,490

		19,202,500

FINANCIALS — 9.7%
BlackRock, Cl A	39,429	22,672,069
Blackstone Group, Cl A	312,012	16,623,999
Charles Schwab	597,552	19,808,849
Citigroup	155,479	7,775,505
Intercontinental Exchange	218,959	21,190,852
JPMorgan Chase	239,103	23,106,914
US Bancorp	441,949	16,281,401

		127,459,589

HEALTH CARE — 16.3%
Abbott Laboratories	186,174	18,736,551
Cigna	76,260	13,169,339
Danaher	183,660	37,429,908
Johnson & Johnson	211,224	30,788,010
Medtronic	186,251	17,969,497
Stryker	84,111	16,258,656

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
Thermo Fisher Scientific	66,329	$27,456,889
UnitedHealth Group	119,001	36,031,123
Zoetis, Cl A	103,652	15,721,936

		213,561,909

INDUSTRIALS — 8.7%
Honeywell International	165,385	24,703,558
Otis Worldwide	203,970	12,797,078
Raytheon Technologies	308,229	17,470,420
Roper Technologies	33,705	14,575,727
Union Pacific	137,010	23,750,683
Waste Management	183,903	20,155,769

		113,453,235

INFORMATION TECHNOLOGY — 29.2%
Adobe *	54,867	24,378,506
Analog Devices	141,659	16,269,536
Apple	130,949	55,658,563
Automatic Data Processing	120,880	16,066,161
Cisco Systems	635,520	29,932,992
Fidelity National Information Services	202,578	29,639,187
Fiserv *	227,067	22,659,016
Microsoft	397,307	81,451,908
Oracle	158,218	8,773,188
QUALCOMM	271,097	28,630,554
salesforce.com *	81,300	15,841,305
Texas Instruments	100,003	12,755,383
Visa, Cl A	208,149	39,631,569

		381,687,868

MATERIALS — 3.2%
Ecolab	99,974	18,703,136
Linde	94,872	23,254,076

		41,957,212

REAL ESTATE — 1.2%
American Tower, Cl A ‡	58,813	15,373,130

UTILITIES — 2.7%
American Water Works	102,473	15,091,199

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES (continued)
NextEra Energy	71,821	$20,160,154

		35,251,353

TOTAL COMMON STOCK (Cost $675,023,212)		1,268,903,572

CASH EQUIVALENT — 2.9%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (Cost $38,619,046)	38,619,046	38,619,046

TOTAL INVESTMENTS —99.9% (Cost $713,642,258)		$1,307,522,618

Percentages are based on Net Assets of $1,308,617,999.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%**	Shares	Value

COMMUNICATION SERVICES — 0.6%
Liberty Broadband, Cl C *	31,094	$4,268,273

CONSUMER DISCRETIONARY — 11.8%
Aptiv *	82,361	6,403,568
AutoZone *	14,600	17,628,332
Bright Horizons Family Solutions *	39,453	4,230,940
Carter’s *	64,752	5,097,277
Dollar Tree *	115,239	10,757,561
Domino’s Pizza	21,064	8,143,553
Five Below *	34,661	3,774,929
Marriott International, Cl A *	66,201	5,549,299
O’Reilly Automotive *	20,841	9,949,077
Ross Stores *	77,235	6,925,662
Tractor Supply	58,623	8,367,847

		86,828,045

CONSUMER STAPLES — 3.9%
Brown-Forman, Cl B	63,972	4,435,818
Church & Dwight	101,865	9,812,656
Monster Beverage *	112,118	8,799,021
Sprouts Farmers Market *	228,806	6,035,902

		29,083,397

FINANCIALS — 4.3%
Ameriprise Financial	67,873	10,427,329
Intercontinental Exchange	104,205	10,084,960
MSCI, Cl A	29,869	11,230,147

		31,742,436

HEALTH CARE — 19.2%
Alexion Pharmaceuticals *	75,340	7,721,596
Avantor *	289,658	6,395,649
Centene *	182,220	11,889,855
Charles River Laboratories International *	39,565	7,873,039
Cooper	19,392	5,486,579
Edwards Lifesciences *	164,500	12,898,445
Encompass Health	161,602	11,001,864
Exact Sciences *	105,320	9,979,070
Global Blood Therapeutics *	87,154	5,881,152
HCA Healthcare *	57,062	7,226,332
Humana	24,519	9,622,482

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
Jazz Pharmaceuticals *	39,788	$4,307,051
Livongo Health *	52,158	6,637,105
PRA Health Sciences *	76,789	8,182,636
ResMed	61,186	12,390,777
Teleflex	27,194	10,146,081
Universal Health Services, Cl B *	36,667	4,029,703

		141,669,416

INDUSTRIALS — 14.8%
AMETEK	66,647	6,214,833
Cintas	20,284	6,123,131
CoStar Group *	9,696	8,239,273
HD Supply Holdings *	158,147	5,550,960
Hubbell, Cl B	39,565	5,340,088
IAA *	135,746	5,884,589
IDEX	44,023	7,255,871
IHS Markit	128,501	10,373,886
Kansas City Southern	52,493	9,020,922
L3Harris Technologies	32,655	5,496,816
Masco	136,637	7,810,171
Pentair	67,761	2,903,559
Rexnord	131,176	3,800,168
Roper Technologies	34,104	14,748,275
TransUnion	113,790	10,192,170

		108,954,712

INFORMATION TECHNOLOGY — 35.7%
Amphenol, Cl A	110,670	11,704,459
ANSYS *	46,697	14,504,088
Autodesk *	79,687	18,840,397
Cadence Design Systems *	122,818	13,417,867
CDW	60,183	6,996,274
Citrix Systems	35,998	5,139,074
Dynatrace *	171,187	7,160,752
Entegris	83,141	5,978,669
EPAM Systems *	101,196	29,354,936
Everbridge *	35,998	5,140,514
FleetCor Technologies *	32,766	8,472,304
Genpact	325,990	12,980,922
Global Payments	119,586	21,288,700
Keysight Technologies *	103,760	10,364,586
KLA	23,182	4,632,459
Lam Research	37,893	14,291,724

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Marvell Technology Group	232,261	$8,470,559
Microchip Technology	132,848	13,514,627
PTC *	137,417	11,757,399
Skyworks Solutions	55,613	8,096,141
Smartsheet, Cl A *	124,155	5,927,160
Splunk *	26,971	5,659,055
Synopsys *	35,998	7,171,522
Twilio, Cl A *	18,055	5,008,818
Xilinx	67,650	7,262,227

		263,135,233

MATERIALS — 4.2%
Ashland Global Holdings	53,050	4,004,214
Berry Global Group *	140,872	7,042,191
Crown Holdings *	119,920	8,583,874
FMC	90,609	9,609,085
Livent *	250,427	1,570,177

		30,809,541

REAL ESTATE — 3.1%
CyrusOne ‡	56,728	4,732,250
SBA Communications, Cl A ‡	59,180	18,436,937

		23,169,187

TOTAL COMMON STOCK (Cost $473,012,533)		719,660,240

CASH EQUIVALENT — 2.6%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (Cost $19,367,144)	19,367,144	19,367,144

TOTAL INVESTMENTS — 100.2% (Cost $492,379,677)		$739,027,384

Percentages are based on Net Assets of $737,750,518.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 62.3%	Shares	Value

COMMUNICATION SERVICES — 3.8%
Alphabet, Cl A *(A)	6,236	$9,278,856
Comcast, Cl A	120,235	5,146,058
Verizon Communications	77,836	4,474,014

		18,898,928

CONSUMER DISCRETIONARY — 7.4%
Amazon.com *(A)	4,448	14,076,497
Home Depot	38,770	10,293,047
Service International	43,228	1,874,366
Vail Resorts *	23,315	4,477,179
VF	108,419	6,544,171

		37,265,260

CONSUMER STAPLES — 2.3%
Kellogg	40,997	2,828,383
PepsiCo	62,156	8,556,395

		11,384,778

ENERGY — 2.0%
Chevron	76,898	6,454,818
Pioneer Natural Resources	38,600	3,741,112

		10,195,930

FINANCIALS — 7.9%
Ares Capital	467,572	6,592,765
CME Group, Cl A	19,984	3,320,941
Hannon Armstrong Sustainable Infrastructure Capital ‡	197,163	6,906,620
JPMorgan Chase	116,416	11,250,442
Prudential Financial	77,938	4,938,931
US Bancorp	184,982	6,814,737

		39,824,436

HEALTH CARE — 6.6%
Johnson & Johnson	69,285	10,098,982
Merck	54,770	4,394,745
Novartis ADR	67,188	5,518,822
Pfizer	152,093	5,852,539
UnitedHealth Group	23,853	7,222,211

		33,087,299

INDUSTRIALS — 6.8%
IDEX	33,000	5,439,060

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Lockheed Martin	26,124	$9,900,212
Republic Services, Cl A	28,000	2,443,000
Triton International	77,503	2,439,020
Union Pacific	45,372	7,865,236
United Parcel Service, Cl B	41,892	5,980,502

		34,067,030

INFORMATION TECHNOLOGY — 17.9%
Apple	43,760	18,599,751
Automatic Data Processing	59,597	7,921,037
Broadcom	25,964	8,224,097
Cisco Systems	164,724	7,758,500
Microchip Technology	88,093	8,961,701
Microsoft	119,583	24,515,711
QUALCOMM	90,115	9,517,045
Visa, Cl A	23,087	4,395,765

		89,893,607

MATERIALS — 2.3%
Linde	46,286	11,345,161

REAL ESTATE — 2.5%
Crown Castle International ‡	19,728	3,288,658
MGM Growth Properties, Cl A ‡	182,642	4,993,432
Weyerhaeuser * ‡	156,084	4,340,696

		12,622,786

UTILITIES — 2.8%
American Water Works	28,776	4,237,842
NextEra Energy	22,115	6,207,680
Xcel Energy	52,675	3,636,682

		14,082,204

TOTAL COMMON STOCK (Cost $233,498,333)		312,667,419

CORPORATE OBLIGATIONS — 23.7%	Face Amount
COMMUNICATION SERVICES — 4.7%
AT&T
3.600%, 07/15/25	$3,500,000	3,940,189
Comcast
4.700%, 10/15/48	4,500,000	6,449,562

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
COMMUNICATION SERVICES (continued)
Diamond Sports Group
5.375%, 08/15/26(B)	$4,500,000	$3,465,315
Discovery Communications
3.800%, 03/13/24	3,150,000	3,452,054
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,088,940
Sprint Spectrum
3.360%, 09/20/21(B)	1,562,500	1,582,031
Verizon Communications
3.500%, 11/01/24	2,250,000	2,507,942

		23,486,033

CONSUMER DISCRETIONARY — 2.1%
Amazon.com
3.150%, 08/22/27	3,300,000	3,815,375
Ford Motor Credit
3.336%, 03/18/21	3,855,000	3,864,637
Goodyear Tire & Rubber
5.125%, 11/15/23	1,200,000	1,197,000
Newell Brands
4.350%, 04/01/23	1,000,000	1,062,490
Tenneco
5.375%, 12/15/24	630,000	419,082

		10,358,584

ENERGY — 3.3%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	5,289,000
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,455,000
GasLog
8.875%, 03/22/22	2,550,000	2,409,750
Genesis Energy
6.000%, 05/15/23	1,700,000	1,598,000
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,944,174
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,424,126
5.625%, 03/01/25	2,000,000	2,321,060

		16,441,110

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
FINANCIALS — 6.3%
Ally Financial
4.125%, 02/13/22	$4,250,000	$4,412,589
Bank of America
5.200%, VAR ICE LIBOR USD 3 Month+3.135% (C)	2,000,000	2,020,000
3.950%, 04/21/25	5,750,000	6,455,867
Equinix Inc.
3.000%, 07/15/50	1,500,000	1,625,460
Goldman Sachs Group MTN
1.997%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,094,990
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (C)	2,000,000	2,013,389
Morgan Stanley
1.452%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/22	6,000,000	6,024,374
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678% (C)	2,500,000	2,543,750
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	3,399,772

		31,590,191

HEALTH CARE — 1.5%
Fresenius US Finance II
4.500%, 01/15/23(B)	2,000,000	2,112,496
HCA
5.375%, 02/01/25	3,050,000	3,438,875
5.000%, 03/15/24	1,250,000	1,410,398
Universal Health Services
4.750%, 08/01/22(B)	500,000	501,285

		7,463,054

INDUSTRIALS — 1.2%
Masco
4.450%, 04/01/25	3,750,000	4,345,342
Northrop Grumman
4.030%, 10/15/47	1,500,000	1,937,439

		6,282,781

INFORMATION TECHNOLOGY — 3.4%
Apple
3.850%, 08/04/46	3,000,000	3,906,611
CommScope Technologies
6.000%, 06/15/25(B)	2,000,000	2,043,400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
NXP BV
4.625%, 06/15/22(B)	$1,500,000	$1,602,090
4.625%, 06/01/23(B)	1,295,000	1,426,005
salesforce.com
3.700%, 04/11/28	3,000,000	3,563,442
Western Union
2.850%, 01/10/25	4,500,000	4,736,786

		17,278,334

MATERIALS — 0.4%
NOVA Chemicals
5.000%, 05/01/25(B)	2,000,000	1,952,500

REAL ESTATE — 0.2%
Boston Properties
2.750%, 10/01/26	1,000,000	1,087,757

UTILITIES — 0.6%
AES
6.000%, 05/15/26	3,000,000	3,172,500

TOTAL CORPORATE OBLIGATIONS (Cost $111,644,852)		119,112,844

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds
3.000%, 02/15/48	8,000,000	11,441,875
2.500%, 02/15/45	6,000,000	7,721,016

		19,162,891

U.S. Treasury Inflation Protected Securities
0.500%, 01/15/28	15,591,600	17,451,998

U.S. Treasury Note
2.000%, 08/15/25	1,500,000	1,632,363

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,732,854)		38,247,252

EXCHANGE TRADED FUNDS — 2.4%	Shares
iShares National Muni Bond ETF	53,290	6,227,469

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

EXCHANGE TRADED FUNDS (continued)	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	$5,949,637

TOTAL EXCHANGE TRADED FUNDS (Cost $10,933,458)		12,177,106

PREFERRED STOCK — 0.7%
FINANCIALS — 0.5%
Wells Fargo, 7.500% *	1,700	2,297,550

REAL ESTATE — 0.2%
Public Storage, 4.900% ‡	50,000	1,290,500

TOTAL PREFERRED STOCK (Cost $3,142,538)		3,588,050

MUNICIPAL BOND — 0.6%	Face Amount
Metropolitan Transportation Authority, Ser B-1 5.000%, 05/15/22	$3,000,000	3,122,190

TOTAL MUNICIPAL BOND (Cost $3,106,253)		3,122,190

CASH EQUIVALENT — 2.6%(A)(D)	Shares
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (Cost $12,782,350)	12,782,350	12,782,350

TOTAL INVESTMENTS — 99.9% (Cost $405,840,638)		$501,697,211

WRITTEN EQUITY OPTIONS* — (0.0)%(E)	Contracts
TOTAL WRITTEN OPTIONS — (0.0)% (Premiums Received $296,858)	(44)	$(53,988)

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

A list of the exchange traded option contracts held by the Fund at July 31, 2020, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0)%
Call Options
Amazon.com, Inc.*	(44)	$(15,538,380)	$3,600	08/22/20	$(53,988)

Total Written Options		$(15,538,380)			$(53,988)

Percentages are based on Net Assets of $502,231,867.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2020 was $16,140,122 which represents 3.2% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of July 31, 2020.
(E)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF — Exchange-Traded Fund

ICE — Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2020 (Unaudited)

The following is a list of the inputs used as of July 31, 2020 in valuing the Fund’s investments and other financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$312,667,419	$—	$—	$312,667,419
Corporate Obligations	—	119,112,844	—	119,112,844
U.S. Treasury Obligations	—	38,247,252	—	38,247,252
Exchange Traded Funds	12,177,106	—	—	12,177,106
Preferred Stock	3,588,050	—	—	3,588,050
Municipal Bond	—	3,122,190	—	3,122,190
Cash Equivalent	12,782,350	—	—	12,782,350

Total Investments in Securities	$341,214,925	$160,482,286	$—	$501,697,211

Other Financial Instruments

Written Option	$(53,988)	$—	$—	$(53,988)

Total Other Financial
Instruments	$(53,988)	$—	$—	$(53,988)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1300

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.5%**	Shares	Value
COMMUNICATION SERVICES — 3.6%
Netflix *	2,994	$1,463,707
Tencent Holdings ADR	86,764	5,942,466

		7,406,173

CONSUMER DISCRETIONARY — 12.2%
Alibaba Group Holding ADR *	13,900	3,489,178
Amazon.com *	5,111	16,174,680
Chipotle Mexican Grill, Cl A *	1,313	1,516,725
Lululemon Athletica *	12,702	4,135,644

		25,316,227

FINANCIALS — 7.4%
Brookfield Asset Management, Cl A	72,043	2,329,150
Intercontinental Exchange	25,615	2,479,020
S&P Global	23,226	8,134,906
Tradeweb Markets, Cl A	44,739	2,419,038

		15,362,114

HEALTH CARE — 20.1%
BioMarin Pharmaceutical *	12,995	1,556,931
Danaher	28,883	5,886,355
Edwards Lifesciences *	66,471	5,211,991
IDEXX Laboratories *	16,278	6,474,575
Intuitive Surgical *	7,478	5,125,720
Thermo Fisher Scientific	16,811	6,958,914
UnitedHealth Group	4,450	1,347,371
Vertex Pharmaceuticals *	14,485	3,939,920
Zoetis, Cl A	33,244	5,042,450

		41,544,227

INDUSTRIALS — 16.5%
Cintas	17,368	5,242,878
CoStar Group *	11,111	9,441,683
IHS Markit	43,208	3,488,182
Roper Technologies	19,085	8,253,308
TransUnion	27,504	2,463,533
Trex *	25,430	3,543,162
United Rentals *	11,056	1,717,771

		34,150,517

INFORMATION TECHNOLOGY — 29.4%
Adobe *	16,219	7,206,426

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)
ANSYS *	4,638	$1,440,563
Apple	14,705	6,250,213
EPAM Systems *	11,814	3,427,005
Fidelity National Information Services	10,199	1,492,216
Gartner *	16,485	2,054,690
Intuit	9,317	2,854,449
Mastercard, Cl A	28,022	8,645,628
Microsoft	24,436	5,009,624
Monolithic Power Systems	20,682	5,480,937
NVIDIA	11,227	4,766,872
PayPal Holdings *	30,167	5,914,844
Twilio, Cl A *	10,777	2,989,755
Tyler Technologies *	9,042	3,230,255

		60,763,477

MATERIALS — 6.8%
Ecolab	22,551	4,218,841
Martin Marietta Materials	18,805	3,896,020
Sherwin-Williams	9,212	5,968,639

		14,083,500

REAL ESTATE — 2.5%
Equinix ‡	1,850	1,453,138
SBA Communications, Cl A ‡	11,884	3,702,341

		5,155,479

TOTAL COMMON STOCK (Cost $109,851,790)		203,781,714

CASH EQUIVALENT — 1.3%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (Cost $2,577,863)	2,577,863	2,577,863

TOTAL INVESTMENTS — 99.8% (Cost $112,429,653)		$206,359,577

Percentages are based on Net Assets of $206,793,973.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2020 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%	Shares	Value

COMMUNICATION SERVICES — 1.9%
Comcast, Cl A	60,023	$2,568,985

CONSUMER DISCRETIONARY — 8.6%
Home Depot	13,063	3,468,096
McDonald’s	6,592	1,280,694
Starbucks	25,244	1,931,923
Target	13,426	1,690,065
TJX *	66,558	3,460,350

		11,831,128

ENERGY — 4.4%
Enterprise Products Partners (A)	173,660	3,056,416
Magellan Midstream Partners (A)	73,968	2,994,964

		6,051,380

FINANCIALS — 13.7%
Blackstone Group, Cl A	126,018	6,714,239
Brookfield Asset Management, Cl A	101,512	3,281,883
CME Group, Cl A	26,861	4,463,761
JPMorgan Chase	45,485	4,395,671

		18,855,554

HEALTH CARE — 17.9%
Abbott Laboratories	66,442	6,686,723
AbbVie	37,488	3,557,986
Anthem	11,189	3,063,548
AstraZeneca ADR	78,834	4,397,360
Becton Dickinson	11,386	3,203,337
CVS Health	33,589	2,114,092
Merck	18,678	1,498,723

		24,521,769

INDUSTRIALS — 6.4%
Fastenal	72,167	3,394,736
Lockheed Martin	8,287	3,140,524
Union Pacific	12,809	2,220,440

		8,755,700

INFORMATION TECHNOLOGY — 22.7%
Accenture, Cl A	9,323	2,095,624
Amphenol, Cl A	9,466	1,001,124
Apple	20,638	8,771,976

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Broadridge Financial Solutions	7,800	$1,047,852
Microchip Technology	23,640	2,404,897
Microsoft	52,619	10,787,421
Taiwan Semiconductor Manufacturing ADR	27,096	2,137,603
Texas Instruments	22,954	2,927,783

		31,174,280

REAL ESTATE — 14.0%
American Campus Communities ‡	63,039	2,246,710
American Tower, Cl A ‡	22,969	6,003,867
Americold Realty Trust ‡	61,416	2,478,136
Camden Property Trust ‡	10,454	949,328
CyrusOne ‡	28,374	2,366,959
Equinix ‡	2,384	1,872,584
VICI Properties ‡	152,316	3,306,780

		19,224,364

UTILITIES — 8.1%
Brookfield Infrastructure Partners (A)	75,090	3,141,766
Brookfield Renewable, Cl A *	15,410	692,525
Brookfield Renewable Partners (A)	61,640	2,656,068
NextEra Energy Partners	73,772	4,588,618

		11,078,977

TOTAL COMMON STOCK (Cost $80,039,745)		134,062,137

CASH EQUIVALENT — 2.2%(B)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030% (Cost $2,946,656)	2,946,656	2,946,656

TOTAL INVESTMENTS — 99.9% (Cost $82,986,401)		$137,008,793

Percentages are based on Net Assets of $137,170,197.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At July 31, 2020, these securities amounted to $11,849,214 or 8.6% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0400

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%	Shares	Value

ARGENTINA — 1.9%
MercadoLibre *	2,793	$3,141,064

AUSTRALIA — 2.4%
BHP Group	150,601	3,954,180

CANADA — 6.2%
Brookfield Asset Management, Cl A	53,924	1,743,363
Canadian National Railway	25,875	2,530,316
Ritchie Bros Auctioneers	84,235	3,898,396
Suncor Energy	115,721	1,823,763

		9,995,838

CHINA — 11.7%
Alibaba Group Holding ADR *	22,846	5,734,803
New Oriental Education & Technology Group ADR *	21,336	2,991,307
Tencent Holdings	89,500	6,166,600
Yum China Holdings *	80,488	4,124,205

		19,016,915

DENMARK — 1.6%
Vestas Wind Systems	19,911	2,556,867

FRANCE — 7.2%
Air Liquide	25,406	4,177,821
LVMH Moet Hennessy Louis Vuitton	10,045	4,339,585
Ubisoft Entertainment *	37,196	3,101,237

		11,618,643

GERMANY — 7.1%
Continental	20,920	2,034,508
Deutsche Boerse	12,305	2,240,883
Siemens	25,393	3,240,043
Symrise, Cl A	31,936	3,989,508

		11,504,942

HONG KONG — 2.5%
AIA Group	451,500	4,080,820

INDIA — 2.3%
HDFC Bank ADR *	78,781	3,683,012

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

IRELAND — 2.9%
ICON *	25,411	$4,712,724

JAPAN — 12.9%
Daikin Industries *	25,500	4,444,523
FANUC	14,500	2,425,228
Nidec	53,500	4,232,795
Seven & I Holdings	63,500	1,923,206
Sony	38,500	2,937,282
Sysmex *	41,000	3,149,318
Tokio Marine Holdings	42,500	1,781,021

		20,893,373

MEXICO — 1.0%
Fomento Economico Mexicano ADR	27,282	1,678,116

NETHERLANDS — 2.8%
ASML Holding	12,653	4,466,922

SINGAPORE — 1.4%
DBS Group Holdings	154,718	2,227,509

SPAIN — 4.3%
Amadeus IT Group	61,947	3,091,038
Banco Santander *	722,244	1,538,702
Grifols ADR	123,536	2,331,124

		6,960,864

SWEDEN — 2.9%
Assa Abloy, Cl B	132,047	2,882,226
Hexagon, Cl B *	28,775	1,864,084

		4,746,310

SWITZERLAND — 7.6%
Alcon *	49,914	3,001,771
Chubb	21,705	2,761,744
Julius Baer Group	65,088	2,846,777
Novartis	43,888	3,621,702

		12,231,994

TAIWAN — 3.9%
Taiwan Semiconductor Manufacturing ADR	80,210	6,327,767

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2020 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UNITED KINGDOM — 10.9%
BAE Systems	386,658	$2,481,082
Diageo	63,039	2,311,337
HSBC Holdings *	355,285	1,591,467
InterContinental Hotels Group	44,619	2,053,570
Lloyds Banking Group *	3,886,504	1,337,235
London Stock Exchange Group	27,841	3,091,906
Royal Dutch Shell, Cl B	163,107	2,307,590
Smith & Nephew	122,725	2,437,825

		17,612,012

UNITED STATES — 3.0%
Euronet Worldwide *	28,148	2,706,149
Las Vegas Sands *	50,958	2,223,807

		4,929,956

TOTAL COMMON STOCK (Cost $148,937,091)		156,339,828

CASH EQUIVALENT — 2.2%(A)
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.030%
(Cost $3,549,274)	3,549,274	3,549,274

TOTAL INVESTMENTS — 98.7%
(Cost $152,486,365)		$159,889,102

Percentages are based on Net Assets of $162,065,712.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Argentina	$3,141,064	$—	$—	$3,141,064
Australia	3,954,180	—	—	3,954,180
Canada	9,995,838	—	—	9,995,838
China	19,016,915	—	—	19,016,915
Denmark	2,556,867	—	—	2,556,867
France	11,618,643	—	—	11,618,643

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Germany	$11,504,942	$—	$—	$11,504,942
Hong Kong	4,080,820	—	—	4,080,820
India	3,683,012	—	—	3,683,012
Ireland	4,712,724	—	—	4,712,724
Japan	20,893,373	—	—	20,893,373
Mexico	1,678,116	—	—	1,678,116
Netherlands	4,466,922	—	—	4,466,922
Singapore	—	2,227,509	—	2,227,509
Spain	6,960,864	—	—	6,960,864
Sweden	4,746,310	—	—	4,746,310
Switzerland	12,231,994	—	—	12,231,994
Taiwan	6,327,767	—	—	6,327,767
United Kingdom	17,612,012	—	—	17,612,012
United States	4,929,956	—	—	4,929,956
Cash Equivalent	3,549,274	—	—	3,549,274

Total Investments in Securities	$157,661,593	$2,227,509	$—	$159,889,102

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0300